Debt (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	May 07, 2013
Debt Instrument [Line Items]
Long-term Debt, Current Maturities		$ 387.3	[1]	$ 0	[1]
Long-term debt, less current portion		7,865.3		6,481.3
Long-term debt		8,252.6		6,481.3
Interest paid		364.0		242.0		254.0
Interest Rate Cash Flow Hedge Gain (Loss) Reclassified to Earnings, Net				4.8
Interest Rate Cash Flow Hedges [Abstract]
Paid to the swap counterparty				(7.5)
Debt Instrument, Repurchased Face Amount				200
Loss on early extinguishment of long-term debt, net of tax		0		55.2		0
Gains (Losses) on Extinguishment of Debt	(90.0)	0		(84.9)		0
Debt fair value adjustment							216.6
Commercial Paper		0		0
Senior Notes, 6.3%, due 2014 [Member]
Debt Instrument [Line Items]
Long-term Debt, Current Maturities		387.3		0
Debt Instrument, Interest Rate, Stated Percentage		6.30%		6.30%
Interest Rate Cash Flow Hedges [Abstract]
Long-term debt, amount of outstanding principal		375
Senior Notes, 6.125%, Due 2015 [Member]
Debt Instrument [Line Items]
Long-term debt		240.6		0
Debt Instrument, Interest Rate, Stated Percentage		6.125%		6.125%
Interest Rate Cash Flow Hedges [Abstract]
Long-term debt, amount of outstanding principal		229
Senior Notes, 6.0%, Due 2016 [Member]
Debt Instrument [Line Items]
Long-term debt		748.9		748.5
Debt Instrument, Interest Rate, Stated Percentage	6.00%	6.00%		6.00%
Senior Notes, 5.95%, Due 2017 [Member]
Debt Instrument [Line Items]
Long-term debt		434.2		0
Debt Instrument, Interest Rate, Stated Percentage		5.95%		5.95%
Interest Rate Cash Flow Hedges [Abstract]
Long-term debt, amount of outstanding principal		383
Senior Notes, 1.75%, Due 2017 [Member]
Debt Instrument [Line Items]
Long-term debt		248.9		248.6
Debt Instrument, Interest Rate, Stated Percentage		1.75%		1.75%
Interest Rate Cash Flow Hedges [Abstract]
Issuance of long-term debt				250
Senior Notes, 1.5%, Due 2017 [Member]
Debt Instrument [Line Items]
Long-term debt		498.2		497.7
Debt Instrument, Interest Rate, Stated Percentage		1.50%		1.50%
Interest Rate Cash Flow Hedges [Abstract]
Issuance of long-term debt				500
Senior Notes, 6.5%, Due 2018 [Member]
Debt Instrument [Line Items]
Long-term debt		494.9		494.8
Debt Instrument, Interest Rate, Stated Percentage		6.50%		6.50%
Senior Notes, 3.95%, Due 2020 [Member]
Debt Instrument [Line Items]
Long-term debt		744.3		743.4
Debt Instrument, Interest Rate, Stated Percentage		3.95%		3.95%
Senior Notes, 5.45%, Due 2021 [Member]
Debt Instrument [Line Items]
Long-term debt		702.3		0
Debt Instrument, Interest Rate, Stated Percentage		5.45%		5.45%
Interest Rate Cash Flow Hedges [Abstract]
Long-term debt, amount of outstanding principal		600
Senior Notes, 4.125%, Due 2021 [Member]
Debt Instrument [Line Items]
Long-term debt		494.8		494.1
Debt Instrument, Interest Rate, Stated Percentage		4.125%		4.125%
Senior Notes, 2.75%, Due 2022 [Member]
Debt Instrument [Line Items]
Long-term debt		985.1		983.4
Debt Instrument, Interest Rate, Stated Percentage		2.75%		2.75%
Interest Rate Cash Flow Hedges [Abstract]
Issuance of long-term debt				1,000
Senior Notes, 6.625%, Due 2036 [Member]
Debt Instrument [Line Items]
Long-term debt		769.8		769.7
Debt Instrument, Interest Rate, Stated Percentage		6.625%		6.625%
Senior Notes, 6.75%, Due 2037 [Member]
Debt Instrument [Line Items]
Long-term debt		530.6		529.5
Debt Instrument, Interest Rate, Stated Percentage		6.75%		6.75%
4.5 Percent Senior Notes Due 2042 [Member]
Debt Instrument [Line Items]
Long-term debt		480.1		479.3
Debt Instrument, Interest Rate, Stated Percentage		4.50%		4.50%
Interest Rate Cash Flow Hedges [Abstract]
Issuance of long-term debt				500
Senior Notes, 4.125%, Due 2042 [Member]
Debt Instrument [Line Items]
Long-term debt		492.6		492.3
Debt Instrument, Interest Rate, Stated Percentage		4.125%		4.125%
Interest Rate Cash Flow Hedges [Abstract]
Issuance of long-term debt				500
Debt refinance [Domain]
Debt Instrument [Line Items]
Derivative, Notional Amount		375		250
Interest Rate Cash Flow Hedges [Abstract]
Unrealized Gain (Loss) on Interest Rate Cash Flow Hedges, Pretax, Accumulated Other Comprehensive Income (Loss)		48.4
Number of Interest Rate Derivatives Held		2
Debt refinance [Domain] | Coventry related interest rate swaps [Member]
Debt Instrument [Line Items]
Derivative, Notional Amount				$ 2,000

[1]	At December 31, 2013, our 6.3% senior notes due August 2014 are classified as current in the accompanying consolidated balance sheet.